Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000169568
Shareholder Report [Line Items]
Fund Name	Moerus Worldwide Fund
Class Name	Class N
Trading Symbol	MOWNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Moerus Worldwide Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.moeruscap.com/regulatory-resources/. You can also request this information by contacting us at 1-844-663-7871.
Additional Information Phone Number	1-844-663-7871
Additional Information Website	https://www.moeruscap.com/regulatory-resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$80	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.50%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Moerus Worldwide Fund (“the Fund”) returned +12.80% (net of fees) for the Class N Share Class during the six months ended May 31, 2026. By comparison, the MSCI All Country World ex USA Index (“MSCI ACWI ex USA”) returned +17.79% (net), while the MSCI All Country World Index (“MSCI ACWI”) returned +13.32% (net). The Fund generated strong absolute performance, albeit while underperforming the MSCI ACWI and the MSCI ACWI ex USA. During the period, the Information Technology (“IT”) sector (particularly semiconductor and memory chip manufacturers) dramatically outperformed broader equity markets, amid heightened investor enthusiasm for Artificial Intelligence and its related infrastructure buildout. With respect to the Fund’s strategy, this market dynamic was (by far) the largest driver of the Fund’s relative underperformance as compared to the heavily IT-weighted MSCI ACWI and MSCI ACWI ex USA, as the Fund has avoided the sector due to concerns about potentially excessive valuations. The Fund’s value-conscious, opportunistic, and flexible approach typically results in a portfolio of bottom-up investments that tends to have high active share and low overlap with broader market indices. During the six months ended May 31, 2026, the Fund’s strong absolute performance was driven by significant individual contributors to performance that included (in order of magnitude): Norwegian holding company Aker ASA; U.S. offshore driller Valaris Ltd; South African PGM producer Valterra Platinum Ltd; Brazilian beauty products retailer Natura Cosmeticos S.A.; and U.K. diversified miner Anglo American PLC. On the negative side, the most significant detractors from the Fund’s absolute performance during the period included: U.S. property broker Douglas Elliman Inc.; U.S. luggage company Samsonite Group S.A.; Canadian miner Magna Mining Inc.; U.K. building products distributor Travis Perkins PLC; and Indian bank IDFC First Bank Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Moerus Worldwide Fund - Class N	MSCI ACWI ex USA Index	MSCI ACWI Index
May-2016	$10,000	$10,000	$10,000
May-2017	$12,281	$11,824	$11,753
May-2018	$12,275	$12,968	$13,144
May-2019	$10,997	$12,156	$12,974
May-2020	$7,818	$11,739	$13,678
May-2021	$13,180	$16,760	$19,402
May-2022	$13,972	$14,681	$18,086
May-2023	$13,995	$14,474	$18,240
May-2024	$19,049	$16,898	$22,537
May-2025	$22,178	$19,221	$25,613
May-2026	$30,097	$25,521	$33,366

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 years
Moerus Worldwide Fund - Class N	12.80%	35.71%	17.96%	11.65%
MSCI ACWI ex USA Index	17.79%	32.77%	8.77%	9.82%
MSCI ACWI Index	13.32%	30.27%	11.45%	12.81%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-663-7871.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 277,428,848
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,291,095
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$277,428,848 Number of Portfolio Holdings43 Advisory Fee (including recapture)$1,291,095 Portfolio TurnoverFootnote Reference*24%
Footnote	Description
Footnote*	Not annualized

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Consumer Staples	4.8%
Consumer Discretionary	7.2%
Industrials	7.7%
Energy	9.1%
Real Estate	13.8%
Materials	15.2%
Financials	38.4%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.8%
Other Countries	11.0%
Argentina	2.8%
Australia	3.4%
Italy	5.1%
South Africa	5.7%
Hong Kong	6.7%
Brazil	6.8%
India	9.4%
United Kingdom	12.9%
United States	13.5%
Canada	18.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Natura Cosmeticos S.A.	4.8%
Dundee Corporation - Class A	3.7%
Greenfire Resources Ltd.	3.6%
Cromwell Property Group	3.4%
International Petroleum Corporation	3.2%
Anglo American plc	3.1%
Exor N.V.	3.1%
Valterra Platinum Limited	3.1%
Jefferies Financial Group, Inc.	3.0%
Grupo Financiero Galicia S.A. - ADR	2.8%

C000169569
Shareholder Report [Line Items]
Fund Name	Moerus Worldwide Fund
Class Name	Institutional Class
Trading Symbol	MOWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Moerus Worldwide Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.moeruscap.com/regulatory-resources/. You can also request this information by contacting us at 1-844-663-7871.
Additional Information Phone Number	1-844-663-7871
Additional Information Website	https://www.moeruscap.com/regulatory-resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$66	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Moerus Worldwide Fund (“the Fund”) returned +12.95% (net of fees) for the Institutional Class during the six months ended May 31, 2026. By comparison, the MSCI All Country World ex USA Index (“MSCI ACWI ex USA”) returned +17.79% (net), while the MSCI All Country World Index (“MSCI ACWI”) returned +13.32% (net). The Fund generated strong absolute performance, albeit while underperforming the MSCI ACWI and the MSCI ACWI ex USA. During the period, the Information Technology (“IT”) sector (particularly semiconductor and memory chip manufacturers) dramatically outperformed broader equity markets, amid heightened investor enthusiasm for Artificial Intelligence and its related infrastructure buildout. With respect to the Fund’s strategy, this market dynamic was (by far) the largest driver of the Fund’s relative underperformance as compared to the heavily IT-weighted MSCI ACWI and MSCI ACWI ex USA, as the Fund has avoided the sector due to concerns about potentially excessive valuations. The Fund’s value-conscious, opportunistic, and flexible approach typically results in a portfolio of bottom-up investments that tends to have high active share and low overlap with broader market indices. During the six months ended May 31, 2026, the Fund’s strong absolute performance was driven by significant individual contributors to performance that included (in order of magnitude): Norwegian holding company Aker ASA; U.S. offshore driller Valaris Ltd; South African PGM producer Valterra Platinum Ltd; Brazilian beauty products retailer Natura Cosmeticos S.A.; and U.K. diversified miner Anglo American PLC. On the negative side, the most significant detractors from the Fund’s absolute performance during the period included: U.S. property broker Douglas Elliman Inc.; U.S. luggage company Samsonite Group S.A.; Canadian miner Magna Mining Inc.; U.K. building products distributor Travis Perkins PLC; and Indian bank IDFC First Bank Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Moerus Worldwide Fund - Institutional Class	MSCI ACWI ex USA Index	MSCI ACWI Index
May-2016	$100,000	$100,000	$100,000
May-2017	$123,085	$118,245	$117,525
May-2018	$123,362	$129,678	$131,440
May-2019	$110,700	$121,563	$129,739
May-2020	$79,022	$117,387	$136,784
May-2021	$133,462	$167,604	$194,021
May-2022	$141,789	$146,806	$180,864
May-2023	$142,461	$144,743	$182,400
May-2024	$194,300	$168,979	$225,365
May-2025	$226,690	$192,215	$256,133
May-2026	$308,438	$255,208	$333,664

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 years
Moerus Worldwide Fund - Institutional Class	12.95%	36.06%	18.24%	11.92%
MSCI ACWI ex USA Index	17.79%	32.77%	8.77%	9.82%
MSCI ACWI Index	13.32%	30.27%	11.45%	12.81%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-663-7871.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 277,428,848
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,291,095
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$277,428,848 Number of Portfolio Holdings43 Advisory Fee (including recapture)$1,291,095 Portfolio TurnoverFootnote Reference*24%
Footnote	Description
Footnote*	Not annualized

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Consumer Staples	4.8%
Consumer Discretionary	7.2%
Industrials	7.7%
Energy	9.1%
Real Estate	13.8%
Materials	15.2%
Financials	38.4%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.8%
Other Countries	11.0%
Argentina	2.8%
Australia	3.4%
Italy	5.1%
South Africa	5.7%
Hong Kong	6.7%
Brazil	6.8%
India	9.4%
United Kingdom	12.9%
United States	13.5%
Canada	18.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Natura Cosmeticos S.A.	4.8%
Dundee Corporation - Class A	3.7%
Greenfire Resources Ltd.	3.6%
Cromwell Property Group	3.4%
International Petroleum Corporation	3.2%
Anglo American plc	3.1%
Exor N.V.	3.1%
Valterra Platinum Limited	3.1%
Jefferies Financial Group, Inc.	3.0%
Grupo Financiero Galicia S.A. - ADR	2.8%

[1]	Annualized
[2]	Annualized